Derivatives - Summary of Effect of Fair Value Hedges and Cash Flow and Net Investment Hedges (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Change in value of hedged items for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	$ 4,624	$ 6,870
Total liabilities	(4,409)	(4,904)
TOTAL	215	1,966	$ (802)
Change in value of hedged items for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Deposits 1 [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(3,962)	(4,566)
Change in value of hedged items for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Securitization liabilities at amortised cost, category [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(201)	(149)
Change in value of hedged items for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Subordinated notes and debentures [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(246)	(189)
Change in value of hedged items for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Debt securities amortized cost [member]
Disclosure of detailed information about hedges [line items]
Total assets	1,377	2,144
Change in value of hedged items for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about hedges [line items]
Total assets	1,413	3,286
Change in value of hedged items for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Loans [member]
Disclosure of detailed information about hedges [line items]
Total assets	1,834	1,440
Change in value of hedged items for ineffectiveness measurement [member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(4,649)	(4,958)	2,070
Change in value of hedged items for ineffectiveness measurement [member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(3,884)	(5,087)
Change in value of hedged items for ineffectiveness measurement [member] | Cash flow hedges [member] | Currency risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(1,129)	251
Change in value of hedged items for ineffectiveness measurement [member] | Cash flow hedges [member] | Equity price risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	364	(122)
Change in value of hedged items for ineffectiveness measurement [member] | Net investment hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	394	(180)	392
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	(4,636)	(6,917)
Total liabilities	4,370	4,925
TOTAL	(266)	(1,992)	804
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Deposits 1 [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	3,922	4,584
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Securitization liabilities at amortised cost, category [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	202	151
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Subordinated notes and debentures [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	246	190
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Debt securities amortized cost [member]
Disclosure of detailed information about hedges [line items]
Total assets	(1,384)	(2,160)
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about hedges [line items]
Total assets	(1,414)	(3,299)
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Fair value hedges [member] | Interest rate risk [member] | Loans [member]
Disclosure of detailed information about hedges [line items]
Total assets	(1,838)	(1,458)
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	4,649	4,961	(2,072)
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	3,891	5,089
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Cash flow hedges [member] | Currency risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	1,122	(250)
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Cash flow hedges [member] | Equity price risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(364)	122
Change in fair value of hedging instruments for ineffectiveness measurement [member] | Net investment hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(394)	180	(392)
Hedge ineffectiveness [member] | Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	(12)	(47)
Total liabilities	(39)	21
TOTAL	(51)	(26)	2
Hedge ineffectiveness [member] | Fair value hedges [member] | Interest rate risk [member] | Deposits 1 [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(40)	18
Hedge ineffectiveness [member] | Fair value hedges [member] | Interest rate risk [member] | Securitization liabilities at amortised cost, category [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	1	2
Hedge ineffectiveness [member] | Fair value hedges [member] | Interest rate risk [member] | Subordinated notes and debentures [member]
Disclosure of detailed information about hedges [line items]
Total liabilities		1
Hedge ineffectiveness [member] | Fair value hedges [member] | Interest rate risk [member] | Debt securities amortized cost [member]
Disclosure of detailed information about hedges [line items]
Total assets	(7)	(16)
Hedge ineffectiveness [member] | Fair value hedges [member] | Interest rate risk [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about hedges [line items]
Total assets	(1)	(13)
Hedge ineffectiveness [member] | Fair value hedges [member] | Interest rate risk [member] | Loans [member]
Disclosure of detailed information about hedges [line items]
Total assets	(4)	(18)
Hedge ineffectiveness [member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL		3	(2)
Hedge ineffectiveness [member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	7	2
Hedge ineffectiveness [member] | Cash flow hedges [member] | Currency risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(7)	1
Hedging gain losses recognized in other comprehensive income [member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	4,508	4,697	(2,100)
Hedging gain losses recognized in other comprehensive income [member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	4,222	5,041
Hedging gain losses recognized in other comprehensive income [member] | Cash flow hedges [member] | Currency risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	650	(466)
Hedging gain losses recognized in other comprehensive income [member] | Cash flow hedges [member] | Equity price risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(364)	122
Hedging gain losses recognized in other comprehensive income [member] | Net investment hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(394)	180	(392)
Amounts reclassified from accumulated other comprehensive income loss to earnings [member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	1,358	(673)	738
Amounts reclassified from accumulated other comprehensive income loss to earnings [member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	609	(218)
Amounts reclassified from accumulated other comprehensive income loss to earnings [member] | Cash flow hedges [member] | Currency risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	1,043	(572)
Amounts reclassified from accumulated other comprehensive income loss to earnings [member] | Cash flow hedges [member] | Equity price risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(294)	117
Amounts reclassified from accumulated other comprehensive income loss to earnings [member] | Net investment hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(2,077)
Net Change In Other Comprehensive Income Loss [member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	3,150	5,370	(2,838)
Net Change In Other Comprehensive Income Loss [member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	3,613	5,259
Net Change In Other Comprehensive Income Loss [member] | Cash flow hedges [member] | Currency risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(393)	106
Net Change In Other Comprehensive Income Loss [member] | Cash flow hedges [member] | Equity price risk [member]
Disclosure of detailed information about hedges [line items]
TOTAL	(70)	5
Net Change In Other Comprehensive Income Loss [member] | Net investment hedges [member]
Disclosure of detailed information about hedges [line items]
TOTAL	1,683	180	$ (392)
Carrying amounts hedged items [member] | Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	161,114	184,846
Total liabilities	148,641	136,154
Carrying amounts hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Deposits 1 [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	142,464	125,602
Carrying amounts hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Securitization liabilities at amortised cost, category [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	3,519	5,481
Carrying amounts hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Subordinated notes and debentures [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	2,658	5,071
Carrying amounts hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Debt securities amortized cost [member]
Disclosure of detailed information about hedges [line items]
Total assets	59,095	46,888
Carrying amounts hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about hedges [line items]
Total assets	66,000	78,688
Carrying amounts hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Loans [member]
Disclosure of detailed information about hedges [line items]
Total assets	36,019	59,270
Accumulated amount of fair value hedge adjustments on hedged items [member] | Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	6,443	2,823
Total liabilities	5,044	2,268
Accumulated amount of fair value hedge adjustments on hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Deposits 1 [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	4,703	2,214
Accumulated amount of fair value hedge adjustments on hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Securitization liabilities at amortised cost, category [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	230	82
Accumulated amount of fair value hedge adjustments on hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Subordinated notes and debentures [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	111	(28)
Accumulated amount of fair value hedge adjustments on hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Debt securities amortized cost [member]
Disclosure of detailed information about hedges [line items]
Total assets	2,572	1,502
Accumulated amount of fair value hedge adjustments on hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about hedges [line items]
Total assets	1,812	580
Accumulated amount of fair value hedge adjustments on hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Loans [member]
Disclosure of detailed information about hedges [line items]
Total assets	2,059	741
Accumulated amount of fair value hedge adjustments on de-designated hedged items [member] | Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Total assets	304	(125)
Total liabilities	59	(146)
Accumulated amount of fair value hedge adjustments on de-designated hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Deposits 1 [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	72	(11)
Accumulated amount of fair value hedge adjustments on de-designated hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Subordinated notes and debentures [member]
Disclosure of detailed information about hedges [line items]
Total liabilities	(13)	(135)
Accumulated amount of fair value hedge adjustments on de-designated hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Debt securities amortized cost [member]
Disclosure of detailed information about hedges [line items]
Total assets	215
Accumulated amount of fair value hedge adjustments on de-designated hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about hedges [line items]
Total assets	52	(119)
Accumulated amount of fair value hedge adjustments on de-designated hedged items [member] | Fair value hedges [member] | Interest rate risk [member] | Loans [member]
Disclosure of detailed information about hedges [line items]
Total assets	$ 37	$ (6)